RESEARCH TAX CREDIT (Details Textual) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Tax Reconciliation, Tax Credits, Research	$ 0.9	$ 1.3	$ 1.6	$ 2.7